Risks and Uncertainties (Tables)	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Schedule of Customer Concentration Risk

Customer concentration risk

For the years ended June 30, 2026, 2025 and 2024, customers accounting for 10% or more of total revenues are as follows:

	2026		2025		2024
Customer		%		%		%
A	$3,779,687	18.6	$5,163,870	20.4	-	-
B	-	-	-	-	$7,257,128	18.8

As of June 30, 2026 and 2025, customers accounting for 10% or more of trade accounts receivable, excluding bills receivable, were as follows:

	2026		2025
Customer		%		%
A	$613,468	13.7	1,751,895	30.8
B	-	-	-	-
C	-	-	684,830	12.0
D	705,561	15.8	587,190	10.3

Suppliers concentration risk

For the years ended June 30, 2026, 2025 and 2024, the suppliers which accounted for 10% or more of total purchases are as follows:

	2026		2025		2024
Supplier		%		%		%
A	-	-	-	-	$2,963,186	19.7
B	-	-	-	-	2,009,756	13.3